Convertible Promissory Notes (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 29, 2019	Jan. 09, 2019	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Feb. 28, 2019
Convertible promissory note principal amount				$ 300,000
Note Issuance Costs				24,144
Interest expense debt				151,856	74,896
Convertible promissory notes	$ 1,410,000				$ 1,575,000
Accrued interest payable	$ 52,065			$ 22,196
Debt instrument conversion shares	731,039			731,039
Number of warrants outstanding				8,143,115
Debt instrument conversion debt amount				$ 1,820,865
Unamortized note issuance costs				$ 23,145
June 5, 2019 [Member]
Conversion price per shares				$ 2.50
Convertible promissory notes				$ 300,000
Accrued interest payable				$ 18,228
Debt instrument conversion shares				127,291
Paulson Investment Company [Member]
Unamortized note issuance costs	$ 118,351
Paulson Investment Company [Member] | June 5, 2019 [Member]
Debt instrument conversion debt amount				$ 9,000
Debt instrument conversion rate				3.00%
Holders [Member]
Conversion price per shares						$ 2.00
Warrant exercise price						$ 2.40
Common Shares [Member]
Debt instrument conversion shares				731,039
Debt instrument conversion debt amount				$ 731
Qualified Financing [Member]
Debt instrument maturity date description		The Maturity Date of the notes is the two year anniversary from the date of issuance.
Conversion price per shares		$ 2.50
Proceeds for convertible debt		$ 10,000,000
Qualified Financing [Member] | Common Shares [Member]
Debt issuance percentage		100.00%
Conversion price per shares		$ 2.50
Convertible Promissory Notes [Member]
Interest expense debt				$ 65,291
Accredited Investors [Member]
Debt issuance percentage		10.00%
Convertible promissory note principal amount		$ 1,710,000
Note Issuance Costs		176,000
Accredited Investors [Member] | Commission Fees [Member]
Debt instrument fee amount		171,000
Accredited Investors [Member] | Escrow Fees [Member]
Debt instrument fee amount		$ 5,000
Paulson Investment Company [Member]
Interest expense debt	358,800
Debt instrument conversion debt amount	$ 42,300
Debt instrument conversion rate	3.00%